Earnings per share - Diluted (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Earnings per share
Net profit attributable to shareholders	$ 3,280	$ 2,015	$ 3,443
Adjustment for potential dilution:
Distributions to convertible loan capital holders	100	109	109
Adjusted net profit attributable to shareholders	$ 3,380	$ 2,124	$ 3,552
Weighted average number of ordinary shares (millions)
Weighted average number of ordinary shares on issue	3,626	3,669	3,644
Treasury shares (including RSP share rights)	(4)	(3)	(3)
Adjustment for potential dilution
Share-based payments	3	4	3
Convertible loan capital	321	323	468
Adjusted weighted average number of ordinary shares	3,946	3,993	4,112
Earnings per ordinary share (cents)	$ 0.857	$ 0.532	$ 0.864